ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Basis of accounting and preparation
Basis of preparation

     Basis of preparation

The consolidated financial statements for the year ended 31 December 2019 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or other comprehensive income.

Standards, interpretations and amendments to published standards effective for the year ended 31 December 2019

During the financial year, the following new accounting standards became effective and had an impact on the financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 16 Leases (New standard)

IFRS 16 Leases was adopted with effect from 1 January 2019. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model. IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. Under the new standard, all lessee lease contracts, with limited exceptions, are recognised in the financial statements by way of right-of-use assets and corresponding lease liabilities. The Group’s leases comprise mining equipment, vehicles and office rentals. The Group is not a lessor and IFRS 16 therefore only impacted lessee accounting.

As a practical expedient, the Group applied the modified retrospective transition method, and consequently comparative information is not restated. Under this method, the standard is applied retrospectively with the cumulative effect recognised as an adjustment to the opening balance of accumulated loss at the date of initial application. The Group has applied the new definition of a lease to all arrangements still effective at the date of initial application.

The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Under the modified retrospective transition approach, lease payments were discounted at 1 January 2019 using an incremental borrowing rate representing the rate of interest that the entity within the Group which entered into the lease would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The average rate applied is 4.05% for the US operations and 9.22% for the SA operations.

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the entity-specific incremental borrowing rates described above. The Group elected to recognise the right-of-use assets for all leases based on an amount equal to the lease liabilities. There were no onerous lease contracts that would require an adjustment to the right-of-use assets at the date of initial application.

The impact of adopting of the new accounting standard on the statement of financial position on 1 January 2019 was as follows:

• increase in right-of-use assets by R302.0 million

• increase in lease liabilities by R302.0 million

•  no impact on accumulated loss

(refer note 13 and note 27)

1 January 2019

[1] Effective date refers to annual period beginning on or after said date

During the financial year, the following new and revised accounting standards and amendments to standards became effective and had no significant impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date[1]
IFRS 3 Business Combinations (Amendment)	Annual Improvements 2015-2017 Cycle Clarification that when an entity obtains control of a business that is a joint operation, it is required to remeasure previously held interests in that business.	1 January 2019
IFRS 9 Financial instruments (Amendment)

Prepayment Features with Negative Compensation

The narrow-scope amendment allows companies to measure particular prepayable financial assets with negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met.

1 January 2019
IFRS 11 Disclosure of Interest in Other Entities (Amendment)

Annual Improvements 2015-2017 Cycle

Clarification that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

1 January 2019
IAS 12 Income Taxes (Amendment)	Annual Improvements 2015-2017 Cycle Clarification that all income tax consequences of dividends should be recognised consistently with the transactions that generated the distributable profits.	1 January 2019
IAS 19 Employee Benefits (Amendment)

Plan Amendment, Curtailment or Settlement

The amendments clarify that:

•on amendment, curtailment or settlement of a defined benefit plan, a company now uses updated actuarial assumptions to determine its current service cost and net interest for the period; and

•the effect of the asset ceiling is disregarded when calculating the gain or loss on any settlement of the plan and is dealt with separately in other comprehensive income (OCI).

1 January 2019
IAS 23 Borrowing Costs (Amendment)

Annual Improvements 2015-2017 Cycle

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

1 January 2019
IAS 28 Investments in Associates and Joint Ventures (Amendment)

Long-term interest in Associates and Joint Ventures

Clarification provided that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

1 January 2019
IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.

United States of America – Stillwater operations

The Group’s 2019 income tax provision appropriately reflects the impact of the uncertain income tax position, totalling ZAR 123.2m (US$8.8m) in respect of the section 163(j) interest limitation as well as certain other adjustments arising primarily from Alternative Minimum Tax (AMT) and base erosion and anti-abuse tax (BEAT) requirements.

Marikana Operations, South Africa

As at 31 December 2019 the transfer pricing audit for the years of assessment 2011-2014 were still open for review with the  South African Revenue Service (SARS); to date no assessments have been raised. Management is of the opinion that the relevant charges were claimed correctly, and that relevant information has been supplied to the SARS on a timely basis. On the basis of consultation with External Legal counsel,  no material payment is anticipated and therefore no provision has been made in terms of IFRIC 23 as at 31 December 2019.

1 January 2019

[1] Effective date refers to annual period beginning on or after said date

Standards, interpretations and amendments to published standards which are not yet effective

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on or after 1 January 2020 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments and estimated impact	Effective date[1]
IAS 1 Presentation of Financial Statements (Amendment) [2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS.	1 January 2020
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Amendment) [2]	The amendments clarify and align the definition of ‘material’ and provide guidance to help improve consistency in the application of that concept whenever it is used in IFRS Standards.	1 January 2020
IFRS 3 Business Combinations (Amendment) [2]	The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not.	1 January 2020
The revised Conceptual Framework for Financial Reporting [2]

The Conceptual Framework is to assist the Board in developing standards, to help preparers develop consistent accounting policies if there is no applicable standard in place and to assist all parties to understand and interpret the standards.

1 January 2020

[1] Effective date refers to annual period beginning on or after said date

2 No impact

Significant accounting judgements and estimates

The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

For significant accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Significant accounting policy	Note to the consolidated financial statements
Revenue	3 – Revenue
Royalties, mining and income tax, and deferred tax	9 – Royalties, mining and income tax, and deferred tax
Property, plant and equipment	12 – Property, plant and equipment
Business combinations	14 – Acquisitions
Goodwill	15 – Goodwill
Equity-accounted investments	16 – Equity accounted investments
Other receivables and other payables	20 – Other receivables and other payables
Inventories	21 – Inventories
Borrowings	26 – Borrowings and derivative financial instrument
Environmental rehabilitation obligation	28 – Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	29 – Occupational healthcare obligation
Deferred revenue	30 – Deferred revenue
Contingent liabilities	36 – Contingent liabilities

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

Consolidation

1.3     Consolidation

[1] The non-controlling interests in the statement of changes in equity relates to the attributable share of accumulated profits of DRDGOLD Limited (DRDGOLD), the Newshelf 1114 Proprietary Limited (Newshelf 1114) group, Goldfields Technical Security Management Proprietary Limited (GTSM) and Platinum Mile Resources Proprietary Limited (Platinum Mile) (refer to note 25)

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer to note 26.6)

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke

4 In terms of the Rustenburg operation Transaction, a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%) Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater

[5] The Group has no current or contractual obligation to provide financial support to any of its structured entities

[6] Sibanye Stillwater recognises 6.87% non-controlling interests. The effective “outside” shareholding are indirect interests held by LSA UK Limited (6.13%) and Phembani Group (13.01%) through Incwala Platinum (Pty) Ltd. Phembani secured its shareholding with a loan payable to Lonmin Limited UK which has subsequently been impaired, therefore a beneficial interest of zero

[7] Sibanye Stillwater recognises 4.75% non-controlling interests. The effective “outside” shareholders are Lonplats Siyakhula employee profit share trust (3.8%), Marikana Community Trust (0.9%), Bapo Ba Mogale Community Trust (0.9%) and Phembani Group (9.01%) and LSA UK Limited (4.24%) holds an indirect interest through Incwala Platinum (Pty) Ltd

Subsidiaries

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases. Control is reassessed if facts and circumstances indicate that there are changes to one or more of the elements of control.

Although the Group owns less than half of DRDGOLD and has less than half of DRDGOLD’s voting power, management has determined that the Group controls the entity. The Group controls DRDGOLD as a result of an option to subscribe for a sufficient number of DRDGOLD ordinary shares to attain a 50.1% shareholding in DRDGOLD at a 10% discount to the 30 day volume weighted average traded price, which is considered substantive (refer note 38.2).

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Transactions with shareholders of Sibanye-Stillwater

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities.

Functional and presentation currency

         Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

Transactions and balances and foreign operations

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign operations

The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•Exchange differences arising from the translation of the net investment in foreign operations, which includes certain long-term borrowings (i.e. the reporting entity’s interest in the net assets of that operation), are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

•Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

Comparatives	1.5 Comparatives Where necessary comparative periods may be adjusted to conform to current period changes in presentation.
Segment reporting

Accounting policy

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

Revenue

Accounting policy

Revenue from mining activities

Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery. The transaction price is determined based on the agreed upon market price and number of ounces delivered.

Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mine product. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the sale price occur based on movements in the metal market price, metal content quantities and penalties, which represent variable transaction price components, up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. The period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recorded at the estimated fair value of the consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts.

Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the contained metals are returned to the supplier at a third party refinery.

Wheaton streaming revenue

In 2018, Wheaton Precious Metals International Limited (Wheaton International) and Sibanye-Stillwater entered into a streaming transaction. 100% of refined mined gold and 4.5% of refined mined palladium from the Stillwater operations will be delivered to Wheaton International over the life of mine of the US PGM operations. Each ounce is identified as a separate performance obligation.

In exchange for this, Wheaton International paid Sibanye-Stillwater R6,555.4 million (US$500.0 million) on 25 July 2018. In addition to the advance payment, Wheaton International currently pays Sibanye-Stillwater 18% cash based on the value of gold and palladium deliveries each month (refer to note 30 for additional detail of the monthly cash percentage). The contract will be settled by Sibanye-Stillwater delivering metal credits to Wheaton International representing underlying refined, mined gold and palladium.

The transaction price, being the advance payment and the cash payment to be received, is recognised as revenue each month when the metal credit is allocated to the appropriate Wheaton International account. It is from this date that Wheaton International has effectively accepted the metal, has physical control of the metal and has the risk and reward of the metal (i.e. control has transferred).

Revenue will be recognised over the life of mine of the US PGM operations. To the extent that the life of mine changes or other key inputs are changed (refer note 30), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.

BTT streaming revenue

Lonmin entered into a metal streaming transaction in 2016 to deliver between 23% - 38% of 6E PGM from its bulk tailing re-treatment project (BTT) based on a weighted 6E PGM basket price. Lonmin received $50 million upfront, which was recognised as deferred revenue. Lonmin receives between $106 and $280 per ounce of 6E PGM metals based on basket price of 6E PGM for each ounce delivered. The performance obligations under the contract are satisfied through delivery of the 6E PGM metals ounces.

At acquisition of Lonmin, the Group accounted for the deferred revenue at fair value of R627.6 million under IFRS 3, including a significant financing component.

The transaction price under IFRS 15, being the advance payment and further the cash payments to be received, is recognised as revenue when the metal ounces are delivered and Lonmin no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

Revenue will be recognised over the life of the bulk tailing re-treatment project operations based on the ounces delivered. To the extent that the life of project changes or other key inputs are changed (refer note 30), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs. (refer note 38.5)

Short-term employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds

Pension and provident funds

The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.

Contributions to defined contribution funds are expensed as incurred.

Finance expense

Accounting policy

Finance expense comprises interest on borrowings, lease liabilities, environmental rehabilitation obligation, occupational healthcare obligation, deferred payment and deferred revenue and offset by borrowing costs capitalised on qualifying assets.

Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.

Share-based payments

Accounting policy

The Group operates an equity-settled compensation plan in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the equity instrument granted.

Fair value is based on market prices of the equity-settled instruments granted, if available, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Non-market vesting conditions (service period prior to vesting) are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.

The grant date fair value of the equity-settled instruments is recognised as an employee benefit expense over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

The Group also operates a cash-settled compensation plan in which certain employees of the Group participate. In terms of the Rustenburg operation acquisition, the Group issued cash-settled instruments to black economic empowerment (BEE) shareholders. The grant date fair value of the cash-settled instruments is equal to the value of the equity-settled instrument granted on the same grant date.

The grant date fair value of the cash-settled instruments is recognised as an employee benefit expense or share-based payment on the BEE transaction over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date the obligation is remeasured to the fair value of the instrument, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to gain or loss on financial instrument in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

Share based payment expense for the year consisted of the following:

Income taxes

Accounting policy

Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date.

Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts. Enacted and substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.

These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.

Deferred tax is not recognised for:

•temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•temporary differences related to investments in subsidiaries, and interest in associates and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future; and

•taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.

Unrecognised deferred tax assets are reassessed at each reporting date and recognised to the extent that it has become probable that future taxable profits will be available against which they can be utilised.

Earnings per share

Accounting policy

Headline earnings is presented as an additional earnings number allowed by IAS 33 Earnings per Share (IAS 33) and is calculated based on the requirements set out in SAICA Circular 1/2019 (Circular). Earnings, as determined in IAS 33, is the starting point and certain remeasurements net of related tax (current and deferred) and non-controlling interest are excluded. A remeasurement is an amount recognised in profit or loss relating to any change (whether realised or unrealised) in the carrying amount of an asset or liability that arose after the initial recognition of such asset or liability.

Dividends

Accounting policy

Dividends are recognised as a liability on the date on which such dividends are declared.

Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.

Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

Property, plant and equipment

Accounting policy

Mineral and surface rights

Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses. When there is little likelihood of a mineral right being exploited, or the carrying amount has exceeded its recoverable amount, impairment is recognised in profit or loss in the year that such determination is made.

Mine development and infrastructure

Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost less accumulated depreciation and accumulated impairment losses.

These costs which include the purchase price of assets used in the construction of the mine, expenditure incurred to evaluate and develop new ore bodies, to define mineralisation in existing ore bodies and to establish or expand productive capacity, are capitalised until commercial levels of production are achieved, at which times the costs are amortised as set out below.

Development of ore bodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met. Access to individual ore bodies exploited by the Group is limited to the time span of the respective mining leases.

Land

Land is shown at cost and is not depreciated.

Other assets

Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses. These assets include the assets of the mining operations not included in mine development and infrastructure, borrowing costs, mineral and surface rights, land and all the assets of the non-mining operations.

Amortisation and depreciation of mining assets

Amortisation and depreciation is determined to give a fair and systematic charge in profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:

•Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable Mineral Reserves above infrastructure.

•Proved and probable Mineral Reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits.

•Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over their estimated useful lives.

•For certain shafts, which have a short life and/or are marginal, the depreciation is accelerated based on an adjustment to the reserves for accounting purposes.

Depreciation of non-mining assets

Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values as follows:

•Vehicles: 5 years

•Computers: 3 years

•Furniture and equipment: 1 - 10 years

The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.

Impairment

Recoverability of the carrying values of long-term assets or cash generating units (CGUs) of the Group are reviewed whenever events or changes in circumstances indicate that such carrying value may not be recoverable. To determine whether a long-term asset or CGU may be impaired, the higher of value in use (defined as: the present value of future cash flows expected to be derived from an asset or CGU) or fair value less costs to sell (defined as: the price that would be received to sell an asset in an orderly transaction between market participants at the measured rate, less the costs of disposal) is compared to the carrying value of the CGU.

A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts of a mine are impaired if the shaft is closed.

Impairment losses are recognised in profit or loss. Impairment recognised in respect of a CGU is allocated first to goodwill to that particular CGU and thereafter to the individual assets in the CGU.

When any infrastructure is closed down or placed on care and maintenance during the year, any carrying value attributable to that infrastructure is impaired. Expenditure incurred on care and maintenance is recognised in profit or loss.

When the review of the events or changes in circumstances of an asset or CGU that was previously impaired indicate that such historical carrying value is recoverable, the impairment is reversed. The impairment is only reversed to such an amount that the new carrying amount does not exceed what the historical carrying amount would have been should the asset not have been impaired. Reversal of impairment losses are recognised in profit or loss. Reversal of impairment recognised in respect of a CGU is allocated to the individual assets in the CGU.

Derecognition of property, plant and equipment

Property, plant and equipment is derecognised on disposal or closure of a shaft when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of an item of property, plant and equipment (calculated as the net proceeds from disposal and the carrying amount of the item) is recognised in profit or loss.

Exploration and evaluation expenditure

All exploration and evaluation expenditure, prior to obtaining the legal rights to explore a specific area, is recognised in profit or loss. After the legal rights to explore are obtained, exploration and evaluation expenditure, comprising the costs of acquiring prospecting rights and directly attributable exploration expenditure, is capitalised as a separate class of property, plant and equipment or intangible assets, on a project-by-project basis, pending determination of the technical feasibility and commercial viability.

The technical feasibility and commercial viability of extracting a mineral resource is generally considered to be determinable through a feasibility study and when proven reserves are determinable to exist. Upon determination of proven reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to another appropriate class of property, plant and equipment. Subsequently, all cost directly incurred to prepare an identified mineral asset for production is capitalised to mine development assets. Amortisation of these assets commences once these assets are available for use, which is expected to be when the mine is in commercial production. These assets will be measured at cost less accumulated amortisation and impairment losses.

Right of use assets

Accounting policy

Right-of-use assets comprise mining equipment, vehicles and office rentals (included in the mine development, infrastructure and other asset class) of which none meet the definition of investment property. These right-of-use assets comprise the initial measurement of the corresponding lease liability, any initial direct costs incurred by the lessee, and an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses if applicable. The assets are depreciated over the shorter period of the lease term and useful life of the underlying asset.

If a lease transfers ownership of the underlying asset, or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Business combinations

Accounting policy

Business combinations

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.

Goodwill

Accounting policy

Goodwill is stated at cost less accumulated impairment losses. In accordance with the provisions of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.

Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose.

Equity-accounted investments

Accounting policy

The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance, form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.

The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

Interests in joint operations

Accounting policy

A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.

In relation to the Group’s interests in joint operations, the following are recognised in the financial statements:

•the Group’s share of the jointly controlled assets, classified according to the nature of the assets;

•any liabilities that the Group has incurred;

•the Group’s share of any liabilities incurred jointly with the other ventures in relation to the joint operation;

•any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation; and

•any expenses that the Group has incurred in respect of its interest in the joint operation.

Other investments

Accounting policy

On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis. These investments are subsequently measured at fair value, with dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognised in OCI and are never reclassified to profit or loss.

Environmental rehabilitation obligation funds

Accounting policy

The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.

Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Other receivables and other payables

Accounting policy

Financial instruments included in other receivables are categorised as financial assets measured at amortised cost and those included in  other payables are categorised as other financial liabilities as applicable. These assets and liabilities are initially recognised at fair value. Subsequent to initial recognition financial instruments included in other receivables and other payables are measured at amortised cost.

Reimbursements, such as rehabilitation reimbursements from other parties are not financial instruments, and are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised. If the only uncertainty regarding the recovery relates to  the amount of the recovery, the reimbursement amount often qualifies to be recognised as an asset.

Other receivables and payables that do not arise from contractual rights and obligations, such as receivables on rates and taxes, are recognised and measured at the amount expected to be received or paid.

Inventories

Accounting policy

Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles, metal-in-process when it can be reliably measured. Cost is determined on the following basis:

•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs

•PGM inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs produced. The group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs

•By-product metals are valued at the incremental cost of production from the point of split-off from the PGM processing stream

•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items

Trade and other receivables

Accounting policy

Trade and other receivables, excluding trade receivables for PGM concentrate sales, prepayments and value added tax, are non-derivative financial assets categorised as financial assets measured at amortised cost.

The above non-derivative financial assets are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end in line with the impairment policy described in note 34. Irrecoverable amounts are written off during the period in which they are identified.

In addition to other types PGM sales, trade receivables include actual invoiced sales of PGM concentrate, as well as sales not yet invoiced for which deliveries have been made and the control has transferred. The PGM concentrate receivables are financial assets measured at fair value through profit or loss, as the solely payments of principle and interest criteria is not met. The receivable amount calculated for the PGM concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is restated to reflect the fair value movements in the pricing mechanism. Foreign exchange movements subsequent to the recognition of a sale are recognised as a foreign exchange gain or loss in profit or loss.

Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash on hand, demand deposits and short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value, and are measured at amortised cost which is deemed to be fair value due to its short-term maturity.

Stated share capital

Accounting policy

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Non-controlling interests

Accounting policy

Non-controlling interests

The Group recognises any non-controlling interest in an acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets on an acquisition by acquisition basis. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s subsequent share of changes in equity.

Transactions with non-controlling interests

The Group treats transactions with non-controlling interests as transactions with equity owners of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests where control is not lost are also recorded in equity. Where control is lost over a subsidiary, the gains or losses are recognised in profit or loss.

Borrowings

Accounting policy

Borrowings

Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Derivative financial instruments

Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are generally recognised in profit or loss.

For assets and liabilities that are recognised in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Lease liabilities

At the inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Lease liabilities are initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the relevant incremental borrowing rate.

Subsequently, lease liabilities are measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is measured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group also elected to apply the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term to the extent applicable.

In addition, certain variable lease payments are not permitted to be recognised as lease liabilities and are expensed as incurred.

Environmental rehabilitation obligation

Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements.

The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure.

Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. Changes in estimates are capitalised or reversed against the relevant asset or liability to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located. Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation.

Rehabilitation projects undertaken, included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is recognised in profit or loss as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.

Occupational healthcare obligation

Accounting policy

Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.

Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

Deferred revenue

Accounting policy

Consideration received in advance is recognised as a contract liability (deferred revenue) under IFRS 15 as control has not yet transferred.

Sibanye-Stillwater management identified a significant financing component related to its streaming arrangements resulting from the difference in the timing of the advance consideration received and when control of the metal promised transfers. Interest expense on deferred revenue is recognised in finance costs.

Trade and other payables

Accounting policy

Trade and other payables, excluding payroll creditors and leave pay accrual are non-derivative financial liabilities categorised as other financial liabilities. Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

Provision is made for employee entitlement benefits accumulated as a result of employees rendering services up to the reporting date. Liabilities arising in respect of wages and salaries, annual leave and other benefits due to be settled within 12 months of the reporting date are measured at rates which are expected to be paid when the liability is settled. Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognises costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

All other employee entitlement liabilities are measured at the present value of estimated payments to be made in respect of services rendered up to reporting date.

Financial instruments and risk management

Accounting policy

On initial recognition, a financial asset is classified as measured at either amortised cost, fair value through other comprehensive income, or fair value through profit or loss.

The Group initially recognises debt instruments issued and trade and other receivables, on the date these are originated. All other financial assets and financial liabilities are recognised initially when the Group becomes a party to the contractual provisions of the instrument.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets that are debt instruments refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

The Group recognises an allowance for expected credit losses (ECLs) on all debt instruments not held at fair value through profit or loss to the extent applicable. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.

ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade and other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Group does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date. Impairment losses are recognised through profit or loss.

The Group derecognises a financial asset when the contractual rights to the cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired. Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognised in profit or loss.